Rehabilitation and Closure Cost Provision - Description of Changes to the Reclamation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019
Description Of Closure And Rehabilitation Provisions [Abstract]
Beginning balance	$ 1,254	$ 1,162
Accretion expense	72	90
Foreign exchange fluctuation	(312)	2
Ending balance	$ 1,014	$ 1,254